Investments accounted for using the equity method (Tables)	6 Months Ended
Jun. 30, 2026
Interests In Other Entities [Abstract]
Summary of Investments in Associates and Joint Ventures
Investments accounted for using the equity method consist of associates and joint ventures (see Note B.1. to the consolidated financial statements for the year ended December 31, 2025), and comprise:

(€ million)	% interest	June 30, 2026	December 31, 2025
OPAL JV Co (a)	48.2	2,965	2,934
EUROAPI (b)	29.6	38	64
Infraserv GmbH & Co. Höchst KG (c)	31.2	93	112
MSP Vaccine Company (d)	50.0	52	59
Other investments	—	59	90
Total		3,207	3,259
(a)Following the loss of control of Opella in 2025, Sanofi holds 48.2% of OPAL JV Co (CD&R holds 50% and Bpifrance holds 1.8%). As of December 31, 2025 the investment included a €241 million loan to OPAL JV Co being in substance part of the investment. In 2026, following finalization of the Opella completion accounts as of April 30, 2025, this loan was converted into ordinary shares.
(b)The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€1.33 as of June 30, 2026, and €2.27 as of December 31, 2025).
(c)Joint venture.
(d)Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine BV.

Summary of Principal Transactions and Balances with Related Parties
The financial statements include commercial transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	June 30, 2026	June 30, 2025
Sales (c)	31	29
Royalties and other income (c)	142	63
Purchases of goods and services (including research expenses) (c)	548	371

(€ million)	June 30, 2026	December 31, 2025
Accounts receivable and other receivables (a)	430	588
Other assets (b)	84	143
Other liabilities	379	710
(a)    Includes loans to joint ventures and associates.
(b)    In October 2024, Sanofi raised its investment in EUROAPI by €200 million in the form of a perpetual subordinated hybrid bond. The fair value of this investment as of June 30, 2026 was €84 million, versus €143 million as of December 31, 2025.
(c) For the six months ended June 30, 2025, these amounts include transactions between Sanofi and OPAL JV Co for the period from May 1, 2025 through June 30, 2025.

Disclosure of unaudited financial statements of subsidiaries explanatory
Key items from the unaudited half-year consolidated financial statements of OPAL JV Co as of June 30, 2026, as provided in accordance with Sanofi’s consolidation timelines, are presented below:

(€ million)	June 30, 2026	June 30, 2025
Consolidated income statement
Net sales and other revenues (a)	2,657	887
Net income (a)	(61)	24
Consolidated statement of comprehensive income
Other comprehensive income	83	(1)
Comprehensive income	22	23
(a) With effect from May 1, 2025, OPAL JV Co is accounted for using the equity method following the loss of control of Opella by Sanofi on April 30, 2025.

(€ million)	June 30, 2026	December 31, 2025
Consolidated balance sheet
Non-current assets	16,673	15,013
Current assets	2,925	2,859
Total assets	19,598	17,872
Equity attributable to equity holders of OPAL JV Co	5,958	5,380
Equity attributable to non-controlling interests	436	490
Total equity	6,394	5,870
Non-current liabilities	11,575	9,850
Current liabilities	1,629	2,152
Total liabilities	13,204	12,002
Total equity and liabilities	19,598	17,872